Capital Instruments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Capital Instruments
Note 11     Capital Instruments
(a) Carrying value of capital instruments

As at December 31,	Issuance date	Earliest par redemption date	Maturity date	Par value		2022	2021
JHFC Subordinated notes (1),(2)	December 14, 2006	n/a	December 15, 2036		$650	$647	$647
2.818% MFC Subordinated debentures (1),(3)	May 12, 2020	May 13, 2030	May 13, 2035		$1,000	996	995
4.061% MFC Subordinated notes (1),(4),(5)	February 24, 2017	February 24, 2027	February 24, 2032	US$	750	1,013	947
2.237% MFC Subordinated debentures (1),(6)	May 12, 2020	May 12, 2025	May 12, 2030		$1,000	998	997
3.00% MFC Subordinated notes (1),(7)	November 21, 2017	November 21, 2024	November 21, 2029	S$	500	504	469
3.049% MFC Subordinated debentures (1),(8)	August 18, 2017	August 20, 2024	August 20, 2029		$750	749	748
3.317% MFC Subordinated debentures (1),(8)	May 9, 2018	May 9, 2023	May 9, 2028		$600	600	599
3.181% MLI Subordinated debentures (9)	November 20, 2015	November 22, 2022	November 22, 2027		$1,000	–	999
7.375% JHUSA Surplus notes (10)	February 25, 1994	n/a	February 15, 2024	US$	450	615	579
Total						$6,122	$6,980

(1)
The Company is monitoring regulatory and market developments globally with respect to the interest rate benchmark reform. As reference interest rates for these capital instruments could potentially be discontinued in the future, the Company will take appropriate actions in due course to accomplish the necessary transitions or replacements. As at December 31, 2022, capital instruments of $647 (2021 – $647) have interest rate referencing CDOR. In addition, capital instruments of $3,343, $1,013, and $504 (2021 – $4,338, $947, and $469, respectively) have interest rate reset in the future referencing CDOR, the USD
Mid-Swap
rate, and the SGD swap rate, respectively.

(2)
Issued by Manulife Holdings (Delaware) LLC (“MHDLL”), now John Hancock Financial Corporation (“JHFC”), a wholly owned subsidiary of MFC, to Manulife Finance (Delaware) LLC (“MFLLC”), a subsidiary of Manulife Finance (Delaware) L.P. (“MFLP”). MFLP and its subsidiaries are wholly owned unconsolidated related parties of the Company. The notes bear interest at a floating rate equal to the 90-day Bankers’ Acceptance rate plus 0.72%. With regulatory approval, JHFC may redeem the note, in whole or in part, at any time, at par, together with accrued and unpaid interest. Refer to note 18.

(3)
Issued by MFC, interest is payable semi-annually. After May 13, 2030, the interest rate will reset to equal 3-month CDOR plus 1.82%. With regulatory approval, MFC may redeem the debentures, in whole, or in part, on or after May 13, 2025, at a redemption price together with accrued and unpaid interest. If the redemption date is on or after May 13, 2025, but prior to May 13, 2030, the redemption price shall be the greater of: (i) the Canada yield price as defined in the prospectus; and (ii) par. If the redemption date is on or after May 13, 2030, the redemption price shall be equal to par.

(4)
On the earliest par redemption date, the interest rate will reset to equal the
5-Year
US Dollar
Mid-Swap
Rate plus 1.647%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(5)
Designated as a hedge of the Company’s net investment in its U.S. operations which reduces the earnings volatility that would otherwise arise from the re-measurement
of the subordinated notes into Canadian dollars.

(6)
Issued by MFC, interest is payable semi-annually. After May 12, 2025, the interest rate will reset to equal 3-month CDOR plus 1.49%. With regulatory approval, MFC may redeem the debentures, in whole, or in part, on or after May 12, 2025, at a redemption price equal to par, together with accrued and unpaid interest.

(7)
On the earliest par redemption date, the interest rate will reset to equal the
5-Year
Singapore Dollar Swap Rate plus 0.832%. With regulatory approval, MFC may redeem the debentures, in whole, but not in part, on the earliest par redemption date and thereafter on each interest payment date, at a redemption price equal to par, together with accrued and unpaid interest.

(8)
Interest is fixed for the period up to the earliest par redemption date, thereafter, the interest rate will reset to a floating rate equal to the 3-month CDOR plus a specified number of basis points. The specified number of basis points is as follows: 3.049% -
105
bps, 3.317% -
78
bps. With regulatory approval, MFC may redeem the debentures, in whole or in part, on or after the earliest par redemption date, at a redemption price equal to par, together with accrued and unpaid interest.

(9)	MLI redeemed in full the 3.181% MLI subordinated debentures at par, on November 22, 2022, the earliest par redemption date.
(10)
Issued by John Hancock Mutual Life Insurance Company, now John Hancock Life Insurance Company (U.S.A.). Any payment of interest or principal on the surplus notes requires prior approval from the Department of Insurance and Financial Services of the State of Michigan. The carrying value of the surplus notes reflects an unamortized fair value increment of US$5 (2021 – US$9), which arose as a result of the acquisition of John Hancock Financial Services, Inc. The amortization of the fair value adjustment is recorded in interest expense.

(b) Fair value measurement
Fair value of capital instruments is determined using the following hierarchy:
Level 1 – Fair value is determined using quoted market prices where available.
Level 2 – When quoted market prices are not available, fair value is determined with reference to quoted prices of similar debt instruments or estimated using discounted cash flows based on observable market rates.
The Company measures capital instruments at amortized cost in the Consolidated Statements of Financial Position. As at December 31, 2022, the fair value of capital instruments was $5,737 (2021 – $7,213). Fair value of capital instruments was determined using Level 2 valuation techniques (2021 – Level 2).